Other Assets (Schedule of Other Assets) (Parenthetical) (Details) $ in Millions	3 Months Ended
Jul. 31, 2025 CAD ($) Item
Other Assets [Abstract]
Number of investments in other associates and joint ventures disposed during period | Item	1
Net proceeds from sale of equity method investments, net | $	$ 133